Asset Retirement Obligation (Details) ¥ in Thousands, $ in Thousands	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Asset Retirement Obligation (Details) [Line Items]
Lease term	5 years	5 years
Asset retirement obligation amount	¥ 83,656	$ 531	¥ 33,852	$ 215	¥ 22,979	¥ 16,854
Asset Retirement Obligation Costs [Member]
Asset Retirement Obligation (Details) [Line Items]
Asset retirement obligation amount	¥ 82,440	$ 523